Note 8 - Income (loss) Per Share - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three-Months Ended September 30,		Nine-Months Ended September 30,
	2013	2012	2013	2012
Numerator for basic and diluted loss per share:
Loss from continuing operations	$(5,506)	$(440)	$(8,358)	$(875)

Denominator for basic and diluted loss per share:
Basic and diluted weighted-average shares outstanding (1)(2)	9,190	7,021	8,342	6,363

Loss per share— basic and diluted:
Total — basic and diluted	$(0.60)	$(0.06)	$(1.00)	$(0.14)

	For the Year Ended December 31, 2012	For the Period from December 31, 2011 (Inception) to December 2011
Numerator for basic and diluted loss per share:
Loss from continuing operations	$(1,605)	$(18)
Denominator for basic and diluted loss per share:
Basic and diluted weighted-average shares outstanding (1)	6,529	—
Loss per share — basic and diluted
Total — basic and diluted	$(0.25)	$(0.00)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30, 2013	September 30, 2012
	(in thousands)
Stock options	2,634	1,493
Warrants	436	135
Shares issuable upon conversion of convertible notes payable	2,337	417
	5,407	2,045

	December 31, 2012	December 31, 2011
	(in thousands)
Stock options	1,531	—
Warrants	218	—
Shares issuable upon conversion of convertible notes payable	2,308	—
	4,057	—